Investment Strategy	Mar. 31, 2026
Franklin US Equity Bitcoin DRIP Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in: (i) the component securities of the Underlying Index; and (ii) bitcoin-related investments intended to correspond to the allocation to bitcoin in the Underlying Index. The Fund’s investments in derivative instruments and other investments, including depositary receipts, that provide investment exposure similar to the component securities and bitcoin allocation of the Underlying Index are included in the Fund’s 80% basket. The Underlying Index includes an allocation to bitcoin that is achieved by systematically reinvesting dividends from the equity securities in the Underlying Index into bitcoin. To ensure bitcoin exposure is maintained as a secondary allocation, the Underlying Index caps overall bitcoin exposure at 20%, and applies a 5% cap at each quarterly rebalance as described below.

The Fund will seek to replicate the bitcoin allocation in the Underlying Index through investments that provide exposure to bitcoin (bitcoin-related investments). These investments are (i) exchange-traded products, including bitcoin-backed ETPs sponsored by affiliates of the Fund’s investment manager and investment companies that provide exposure to bitcoin (collectively, bitcoin ETPs), (ii) options and futures contracts that reference bitcoin or bitcoin ETPs, and (iii) depositary receipts representing an ownership interest in bitcoin. The Fund may seek to achieve exposure to bitcoin through certain investments held in a wholly-owned subsidiary established in the Cayman Islands (the Subsidiary).

The Underlying Index is a rules-based proprietary index that is maintained and calculated by VettaFi LLC (VettaFi or the Index Provider). The equity portion of the Underlying Index is composed of equity securities issued by U.S. large capitalization companies, such as common stocks and real estate investment trusts (REITs). The Underlying Index is based on the VettaFi US Equity Large Cap 500 Index (Parent Index) and is constructed by applying a selection process to the Parent Index that is designed to reflect the performance of the equity investment exposure of the Parent Index based on its price return value, subject to the Index Provider’s weighting methodology and security capping constraints, with a bitcoin allocation overlay. Price return value, in contrast to a total return value, captures only the capital appreciation component of the issuers in the Underlying Index and excludes the associated dividend payments. To maintain bitcoin as a secondary allocation, the Underlying Index caps overall bitcoin exposure as described below. Dividends paid by the equity securities in the Underlying Index will be systematically reinvested in bitcoin as described below.

The Parent Index includes equity securities of the 500 largest U.S. companies based on market capitalization. Eligible stocks (i.e., those included in the Parent

Index) selected for inclusion in the Underlying Index are subject to average daily trading volume, security type, public float and liquidity criteria as determined by the Index Provider. Constituents of the Parent Index selected for inclusion in the Underlying Index are weighted by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization), subject to the capping methodology described below. The Underlying Index is reconstituted semi-annually and rebalanced quarterly.

The construction process for the Underlying Index includes a rules-based security selection and weighting process that aims to deliver a combination of equity exposure that is similar to that of the Parent Index together with a bitcoin exposure allocation that is maintained by systematically reinvesting dividends into bitcoin. Constituents in the Underlying Index are weighted by float-adjusted market capitalization, subject to a single security weighting cap of 20%. Additionally, the sum of all constituents with weights exceeding 5% cannot exceed 40%. To ensure bitcoin exposure is maintained as a secondary allocation, the Underlying Index caps overall bitcoin exposure at 20%, and the Underlying Index applies a 5% cap at each quarterly rebalance as described below.

At inception, the Underlying Index reflected a 5% allocation to bitcoin and a 95% allocation to the component securities of the Underlying Index. All regular and special dividends are reinvested into bitcoin at the market open on the day following the dividend ex-date, which increases bitcoin exposure over time.

The bitcoin allocation in the Underlying Index is evaluated during each quarterly rebalance. If the bitcoin allocation exceeds 5%, the exposure is rebalanced down to 4.5%. If the exposure is 5% or below, the allocation remains unchanged. If the bitcoin allocation in the Underlying Index exceeds 20% at any close between quarterly rebalances, it is rebalanced back to 4.5% on the close of the 2nd business day following the cap exceedance. Following such adjustment, if the bitcoin exposure is decreased at the time of a rebalance, the weight of the equity allocation will be increased correspondingly, and the weights of all equity securities are rescaled proportionally in accordance with the weighting methodology of the Underlying Index.

The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. At each quarterly rebalance of the Underlying Index, eligible constituents are weighted by float-adjusted market capitalization and the Index Provider’s capping methodology is applied (i.e., no single constituent exceeds 20% of the Underlying Index weight and the sum of all constituents with weights above 5% does not exceed 40% of the total Underlying Index weight and excess weights are redistributed). Underlying Index constituents selected for inclusion in accordance with the methodology will remain in the Underlying Index unless a security no longer meets the eligibility requirements, including as a result of bankruptcy, de-listing or other corporate actions or events, in which case such securities will be removed at the next semiannual reconstitution.

The Underlying Index is comprised of large capitalization U.S. companies. As of September 30, 2026, the Underlying Index was comprised of 499 securities with capitalizations ranging from $10.2 billion to $5.5 trillion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index.

In addition to options and futures contracts that provide exposure to bitcoin, the Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Underlying Index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2026, the Underlying Index was concentrated in the information technology sector.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in: (i) the component securities of the Underlying Index; and (ii) bitcoin-related investments intended to correspond to the allocation to bitcoin in the Underlying Index.
Franklin US Innovation Bitcoin DRIP Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in: (i) the component securities of the Underlying Index; and (ii) bitcoin-related investments intended to correspond to the allocation to bitcoin in the Underlying Index. The Fund’s investments in derivative instruments and other investments, including depositary receipts, that provide investment exposure similar to the component securities and bitcoin allocation of the Underlying Index are included in the Fund’s 80% basket. The Underlying Index includes an allocation to bitcoin that is achieved by systematically reinvesting dividends from the equity securities in the Underlying Index into bitcoin. To ensure bitcoin exposure is maintained as a secondary allocation, the Underlying Index caps overall bitcoin exposure at 20%, and applies a 5% cap at each quarterly rebalance as described below.

The Fund will seek to replicate the bitcoin allocation in the Underlying Index through investments that provide exposure to bitcoin (bitcoin-related investments). These investments are (i) exchange-traded products, including bitcoin-backed ETPs sponsored by affiliates of the Fund’s investment manager and investment companies that provide exposure to bitcoin (collectively, bitcoin ETPs), (ii) options and futures contracts that reference bitcoin or bitcoin ETPs, and (iii) depositary receipts representing an ownership interest in bitcoin. The Fund may seek to achieve exposure to bitcoin through certain investments held in a wholly-owned subsidiary established in the Cayman Islands (the Subsidiary).

The Underlying Index is a rules-based proprietary index that is maintained and calculated by VettaFi LLC (VettaFi or the Index Provider). The equity portion of the Underlying Index is composed of equity securities of large-capitalization U.S. issuers, primarily common stocks. The Underlying Index is based on the VettaFi US Innovation 100 Index (Parent Index) and is constructed by applying a selection process to the Parent Index that is designed to reflect the performance of the equity investment exposure of the Parent Index based on its price return value, subject to the Index Provider’s weighting methodology and security capping constraints, with a bitcoin allocation overlay. Price return value, in contrast to a total return value, captures only the capital appreciation component of the issuers in the Underlying Index and excludes the associated dividend payments. To maintain bitcoin as a secondary allocation, the Underlying Index caps overall bitcoin exposure as described below. Dividends paid by the equity securities in the Underlying Index will be systematically reinvested in bitcoin as described below.

The Parent Index includes large-capitalization stocks of the top 100 U.S. issuers listed on the Nasdaq Stock Market LLC based on market capitalization, excluding companies categorized as finance companies, as determined by the Index

Provider. Eligible stocks (i.e., those included in the Parent Index) selected for inclusion in the Underlying Index are subject to the Index Provider’s screens for average daily trading volume, security type, industry/sector classification, public float and liquidity. Constituents of the Parent Index selected for inclusion in the Underlying Index are weighted by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization), subject to the capping methodology described below. The Underlying Index is reconstituted semi-annually and rebalanced quarterly.

The construction process for the Underlying Index includes a rules-based security selection and weighting process that aims to deliver a combination of equity exposure that is similar to that of the Parent Index together with a bitcoin exposure allocation that is maintained by systematically reinvesting dividends into bitcoin. Constituents in the Underlying Index are weighted by float-adjusted market capitalization, subject to a single security weighting cap of 20%. Additionally, the sum of all constituents with weights exceeding 5% cannot exceed 40%. To ensure bitcoin exposure is maintained as a secondary allocation, the Underlying Index caps overall bitcoin exposure at 20%, and the Underlying Index applies a 5% cap at each quarterly rebalance as described below.

At inception, the Underlying Index reflected a 5% allocation to bitcoin and a 95% allocation to the component securities of the Underlying Index. All regular and special dividends are reinvested into bitcoin at the market open on the day following the dividend ex-date, which increases bitcoin exposure over time.

The bitcoin allocation in the Underlying Index is evaluated during each quarterly rebalance. If the bitcoin allocation exceeds 5%, the exposure is rebalanced down to 4.5%. If the exposure is 5% or below, the allocation remains unchanged. If the bitcoin allocation in the Underlying Index exceeds 20% at any close between quarterly rebalances, it is rebalanced back to 4.5% on the close of the 2nd business day following the cap exceedance. Following such adjustment, if the bitcoin exposure is decreased at the time of a rebalance, the weight of the equity allocation will be increased correspondingly, and the weights of all equity securities are rescaled proportionally in accordance with the weighting methodology of the Underlying Index.

The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. At each quarterly rebalance of the Underlying Index, eligible constituents are weighted by float-adjusted market capitalization and the Index Provider’s capping methodology is applied (i.e., no single constituent exceeds 20% of the Underlying Index weight and the sum of all constituents with weights above 5% does not exceed 40% of the total Underlying Index weight and excess weights are redistributed). Underlying

Index constituents selected for inclusion in accordance with the methodology will remain in the Underlying Index unless a security no longer meets the eligibility requirements, including as a result of bankruptcy, de-listing or other corporate actions or events, in which case such securities will be removed at the next semiannual reconstitution.The Underlying Index is comprised of large capitalization U.S. companies. As of September 30, 2026, the Underlying Index was comprised of 100 securities with capitalizations ranging from $32.4 billion to $5.5 trillion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index.

In addition to options and futures contracts that provide exposure to bitcoin, the Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Underlying Index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2026, the Underlying Index was concentrated in the information technology sector.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in: (i) the component securities of the Underlying Index; and (ii) bitcoin-related investments intended to correspond to the allocation to bitcoin in the Underlying Index.